Correction of Immaterial Errors - Schedule of Cash Flow Statement (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
As previously reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Loss before income tax	R$ (247,862)
Taxes on provisions	(12,389)
Taxes and fees	(767)
Income taxes paid	9,624
Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Loss before income tax	3,558
Taxes on provisions	12,389
Taxes and fees	3,301
Income taxes paid	(19,248)
As adjusted [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Loss before income tax	(244,304)
Taxes on provisions
Taxes and fees	2,534
Income taxes paid	R$ (9,624)